Note 14 - Stock Option, Warrant and Restricted Stock Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Outstanding, Stock Options Shares (in shares)	6,429,234	5,439,335
Outstanding, Stock Options Weighted Average Exercise Price (in dollars per share)	$ 9.09	$ 7.44
Granted, Stock Options Shares (in shares)	383,436	2,064,837
Granted, Stock Options Weighted Average Exercise Price (in dollars per share)	$ 5.87	$ 10.40
Exercised, Stock Options Shares (in shares)	(186,176)	(912,524)
Exercised, Stock Options Weighted Average Exercise Price (in dollars per share)	$ 1.09	$ 1.43
Forfeited / Canceled, Stock Options Shares (in shares)	(1,872,322)	(162,414)
Forfeited / Canceled, Stock Options Weighted Average Exercise Price (in dollars per share)	$ 11.30	$ 13.41
Outstanding, Stock Options Shares (in shares)	4,754,172	6,429,234
Outstanding, Stock Options Weighted Average Exercise Price (in dollars per share)	$ 8.28	$ 9.09
Shares outstanding, Stock Options Shares	$ 1,809,000
Shares vested, Stock Options Shares	$ 1,778,000
Restricted Stock [Member]
Outstanding, Restricted Stock Shares (in shares)	105,812	7,047
Outstanding, Restricted Stock Weighted Average Grant Stock Price (in dollars per share)	$ 9.81	$ 10.80
Granted, Restricted Stock Shares (in shares)	1,340,822	105,812
Granted, Restricted Stock Weighted Average Grant Stock Price (in dollars per share)	$ 4.65	$ 9.81
Exercised, Restricted Stock Shares (in shares)	(79,134)	(7,047)
Exercised, Restricted Stock Weighted Average Grant Stock Price (in dollars per share)	$ 9.18	$ 10.80
Forfeited / Canceled, Restricted Stock Shares (in shares)	(4,375)
Forfeited / Canceled, Restricted Stock Weighted Average Grant Stock Price (in dollars per share)	$ 8
Outstanding, Restricted Stock Shares (in shares)	1,363,125	105,812
Outstanding, Restricted Stock Weighted Average Grant Stock Price (in dollars per share)	$ 4.77	$ 9.81
Shares outstanding, Restricted Stock Shares	$ 5,739,000
Warrant [Member]
Outstanding, Warrants (in shares)	150,000	150,000
Outstanding, Warrants Weighted Average Exercise Price (in dollars per share)	$ 11.67	$ 11.67
Outstanding, Warrants (in shares)	150,000	150,000
Outstanding, Warrants Weighted Average Exercise Price (in dollars per share)	$ 11.67	$ 11.67